Russell 2000 2x Strategy Fund Expense Example - Russell 2000 2x Strategy Fund - Russell 2000 2x Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 191
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	$ 2,298